Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies

(a) Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any claims or contingent liabilities, which should be disclosed, or for which a provision should be established and has not in the accompanying unaudited interim consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim consolidated financial statements.

The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the protection and indemnity association (“P&I Association”) in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year.  Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls outstanding in respect of any policy year.

(b) As of June 30, 2023, part of the Company’s fleet was operating under time-charters. The minimum contractual annual charter revenues, net of related commissions to third parties (including related parties), to be generated from the existing as of June 30, 2023, non-cancelable time charter contracts are estimated at $44,927 until June 30, 2024, and at $7,420 until June 30, 2025.

(c) The Company has entered into a shipbuilding contract for the construction of product/crude oil tanker of approximately 114,000 dwt (Note 5). As at June 30, 2023, the remaining installments under the contract for the construction of hull H1515, amounted to $53,762.

(d) The Company rents its office spaces in Greece under various lease agreements with unaffiliated parties. The durations of these agreements vary from a few months to 3 years and certain of these contracts, and as of June 30, 2023, the weighted-average remaining lease term for all lease agreements is 2.09 years. The contracts also bear the option for the Company to extend the lease terms for further periods. Under ASC 842, the Company, as a lessee, has classified these contracts as operating leases and accordingly, a lease liability of $127 and $163, respectively, and an equal right-of-use asset based on the present value of future minimum lease payments for the fixed periods of each contract have been recognized on the June 30, 2023 and December 31, 2022 balance sheets. The weighted average discount rate used for the calculation of the present value of future lease payments was 4.00%. The monthly rent cost under the existing as of June 30, 2023 lease agreements are $7 (based on the exchange rate of Euro/US Dollar $1.098 as of June 30, 2023). Rent expenses for the six months ended June 30, 2023 and 2022 amounted to $46 and $47 respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated financial statements.  The Company has assessed the right of use asset recognized for office leases for impairment and concluded that no impairment charge should be recorded as June 30, 2023 and 2022 as no impairment indicators existed.

The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2023:

Amount
Year 1	$65
Year 2	62
Year 3	10
Total	$137
Less imputed interest	(10)
Present value of lease liabilities	$127

Lease liabilities, current	61
Lease liabilities, non- current	66
Present value of lease liabilities	$127